Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related party balances
	As of December 31,
	2020	2019
Accounts receivable
Baotou Zhongzhe Hengtong Technology Co., Ltd.(1)	$-	$180,483
Beijing Zhongzhe Yuantong Technology Co., Ltd.(2)	696,086	834,669
	$696,086	$1,015,152
Non-current accounts receivable-related parties
Beijing Zhongzhe Yuantong Technology Co., Ltd.(2)	$813,297	$584,411
	$813,297	$584,411
	As of December 31,
	2020	2019
Due from related parties
Fengqi (Beijing) Zhineng Technology Co., Ltd.(3)	-	701
	$-	$701
Due to related parties
Fengqi (Beijing) Zhineng Technology Co., Ltd.(3)	$3,005	$-
	$3,005	$-
	For the years ended December 31,
	2020	2019
Revenue
Beijing Zhongzhe Yuantong Technology Co., Ltd.(2)	609,321	799,137
	$609,321	$799,137